Revenue - Disaggregation of Revenue based on Product Categories and Customer Class (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 1,978,214	$ 1,965,311	$ 2,141,518
Molecular Diagnostics
Disaggregation of Revenue [Line Items]
Revenue	1,078,565	1,035,477	1,126,227
Life Sciences
Disaggregation of Revenue [Line Items]
Revenue	899,649	929,834	1,015,291
Consumables and related | Molecular Diagnostics
Disaggregation of Revenue [Line Items]
Revenue	1,005,982	951,366	1,029,791
Consumables and related | Life Sciences
Disaggregation of Revenue [Line Items]
Revenue	754,257	774,847	859,133
Instruments | Molecular Diagnostics
Disaggregation of Revenue [Line Items]
Revenue	72,583	84,111	96,436
Instruments | Life Sciences
Disaggregation of Revenue [Line Items]
Revenue	$ 145,392	$ 154,987	$ 156,158